Cover Page	6 Months Ended
Jun. 30, 2020
Cover page
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Accel Entertainment, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1350261
Entity Address, Address Line One	140 Tower Drive
Entity Address, City or Town	Burr Ridge
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60527
City Area Code	630
Local Phone Number	972 -2235
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001698991